UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Disciplined Growth Fund
Class A / RDLAX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs
for
the
reporting
period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 56	1.05% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its
pro
spectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund
Class C / RDLCX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 96	1.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's port folio co
mposition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund
Institutional Class / CLQZX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 43	0.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Growth Fund
Institutional 3 Class / CGQYX
Semi-Annual Shareholder Report | January 31, 2025
This semi-annual shareholder report contains important information about Columbia Disciplined Growth Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also reque
st m
ore information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 39	0.73% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 320,461,204
Total number of portfolio holdings	71
Portfolio turnover for the reporting period	26%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	9.0%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.2%
Meta Platforms, Inc., Class A	6.2%
Amazon.com, Inc.	5.8%
Alphabet, Inc., Class A	5.7%
Broadcom, Inc.	3.3%
Tesla, Inc.	2.9%
Arista Networks, Inc.	2.3%
Salesforce, Inc.	2.3%
Equity Sector Allocation
Information Technology Sub-industry Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Disciplined Growth Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Growth Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 14.5%
Interactive Media & Services 13.3%
Alphabet, Inc., Class A	89,193	18,197,156
Meta Platforms, Inc., Class A	28,734	19,802,898
Pinterest, Inc., Class A(a)	136,655	4,504,149
Total		42,504,203
Media 1.2%
Trade Desk, Inc. (The), Class A(a)	33,985	4,033,340
Total Communication Services		46,537,543
Consumer Discretionary 15.7%
Automobiles 2.9%
Tesla, Inc.(a)	22,561	9,128,181
Broadline Retail 5.8%
Amazon.com, Inc.(a)	78,742	18,715,399
Diversified Consumer Services 0.9%
H&R Block, Inc.	51,006	2,821,142
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.	1,397	6,618,371
Household Durables 2.1%
NVR, Inc.(a)	486	3,895,863
TopBuild Corp.(a)	8,407	2,880,911
Total		6,776,774
Specialty Retail 1.2%
Carvana Co.(a)	16,001	3,959,927
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.(a)	4,341	443,086
Deckers Outdoor Corp.(a)	10,875	1,928,790
Total		2,371,876
Total Consumer Discretionary		50,391,670
Consumer Staples 3.0%
Food Products 1.4%
Pilgrim’s Pride Corp.(a)	92,595	4,309,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
Colgate-Palmolive Co.	5,304	459,857
Kimberly-Clark Corp.	36,116	4,693,997
Total		5,153,854
Total Consumer Staples		9,463,225
Energy 0.4%
Energy Equipment & Services 0.1%
Weatherford International PLC	7,193	452,800
Oil, Gas & Consumable Fuels 0.3%
Civitas Resources, Inc.	17,857	906,421
Total Energy		1,359,221
Financials 6.6%
Banks 0.2%
Popular, Inc.	4,940	508,524
Capital Markets 2.1%
Houlihan Lokey, Inc., Class A	7,100	1,290,212
Morgan Stanley	39,939	5,528,756
Total		6,818,968
Consumer Finance 1.0%
American Express Co.	10,022	3,181,484
Financial Services 0.8%
Fiserv, Inc.(a)	3,377	729,567
Visa, Inc., Class A	5,333	1,822,819
Total		2,552,386
Insurance 2.5%
Allstate Corp. (The)	13,264	2,551,065
Everest Group Ltd.	1,305	453,500
Marsh & McLennan Companies, Inc.	23,703	5,140,707
Total		8,145,272
Total Financials		21,206,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 6.3%
Biotechnology 2.0%
AbbVie, Inc.	8,904	1,637,446
Amgen, Inc.	5,818	1,660,573
BioMarin Pharmaceutical, Inc.(a)	7,930	502,445
Natera, Inc.(a)	1,829	323,587
Regeneron Pharmaceuticals, Inc.(a)	751	505,408
Sarepta Therapeutics, Inc.(a)	2,453	278,955
Vertex Pharmaceuticals, Inc.(a)	3,324	1,534,624
Total		6,443,038
Health Care Equipment & Supplies 2.0%
Penumbra, Inc.(a)	5,650	1,508,381
ResMed, Inc.	20,379	4,813,112
Total		6,321,493
Health Care Providers & Services 0.3%
Cencora, Inc.	3,552	902,954
Life Sciences Tools & Services 0.7%
Fortrea Holdings, Inc.(a)	128,058	2,152,655
Pharmaceuticals 1.3%
Eli Lilly & Co.	5,258	4,264,658
Total Health Care		20,084,798
Industrials 4.6%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	962	445,358
Building Products 1.0%
Builders FirstSource, Inc.(a)	3,800	635,664
Carlisle Companies, Inc.	1,080	420,617
Trane Technologies PLC	6,117	2,218,942
Total		3,275,223
Commercial Services & Supplies 1.1%
Cintas Corp.	16,979	3,405,478
Construction & Engineering 1.1%
EMCOR Group, Inc.	7,839	3,512,342
Electrical Equipment 0.2%
Generac Holdings, Inc.(a)	3,058	456,651
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.1%
Lyft, Inc., Class A(a)	120,900	1,636,986
Union Pacific Corp.	7,584	1,879,239
Total		3,516,225
Total Industrials		14,611,277
Information Technology 45.6%
Communications Equipment 2.3%
Arista Networks, Inc.(a)	63,109	7,272,050
Electronic Equipment, Instruments & Components 0.1%
Zebra Technologies Corp., Class A(a)	1,250	489,925
Semiconductors & Semiconductor Equipment 14.6%
Advanced Micro Devices, Inc.(a)	26,893	3,118,243
Broadcom, Inc.	48,310	10,689,554
Lam Research Corp.	27,378	2,218,987
NVIDIA Corp.	190,558	22,880,299
QUALCOMM, Inc.	37,762	6,530,183
Universal Display Corp.	8,300	1,244,336
Total		46,681,602
Software 18.0%
DocuSign, Inc.(a)	18,139	1,754,585
Dropbox, Inc., Class A(a)	185,724	5,971,027
Fortinet, Inc.(a)	62,246	6,279,376
Microsoft Corp.	63,226	26,242,583
Nutanix, Inc., Class A(a)	65,176	4,481,828
Palo Alto Networks, Inc.(a)	18,100	3,338,002
Salesforce, Inc.	21,198	7,243,357
ServiceNow, Inc.(a)	1,528	1,556,085
Zscaler, Inc.(a)	3,944	799,015
Total		57,665,858
Technology Hardware, Storage & Peripherals 10.6%
Apple, Inc.(b)	121,762	28,735,832
NetApp, Inc.	42,946	5,243,706
Total		33,979,538
Total Information Technology		146,088,973
Materials 1.0%
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.	27,230	3,185,093
Total Materials		3,185,093
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.5%
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	5,998	1,696,234
Total Real Estate		1,696,234
Total Common Stocks (Cost $161,639,302)		314,624,668

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(c),(d)	6,018,845	6,018,243
Total Money Market Funds (Cost $6,017,162)		6,018,243
Total Investments in Securities (Cost: $167,656,464)		320,642,911
Other Assets & Liabilities, Net		(181,707)
Net Assets		320,461,204
At January 31, 2025, securities and/or cash totaling $507,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	21	03/2025	USD	6,370,613	—	(56,462)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	4,994,090	13,877,728	(12,853,980)	405	6,018,243	338	114,997	6,018,845
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	46,537,543	—	—	46,537,543
Consumer Discretionary	50,391,670	—	—	50,391,670
Consumer Staples	9,463,225	—	—	9,463,225
Energy	1,359,221	—	—	1,359,221
Financials	21,206,634	—	—	21,206,634
Health Care	20,084,798	—	—	20,084,798
Industrials	14,611,277	—	—	14,611,277
Information Technology	146,088,973	—	—	146,088,973
Materials	3,185,093	—	—	3,185,093
Real Estate	1,696,234	—	—	1,696,234
Total Common Stocks	314,624,668	—	—	314,624,668
Money Market Funds	6,018,243	—	—	6,018,243
Total Investments in Securities	320,642,911	—	—	320,642,911
Investments in Derivatives
Liability
Futures Contracts	(56,462)	—	—	(56,462)
Total	320,586,449	—	—	320,586,449
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Growth Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $161,639,302)	$314,624,668
Affiliated issuers (cost $6,017,162)	6,018,243
Receivable for:
Investments sold	340,313
Capital shares sold	221,210
Dividends	110,174
Expense reimbursement due from Investment Manager	743
Prepaid expenses	4,261
Total assets	321,319,612
Liabilities
Payable for:
Investments purchased	327,523
Capital shares redeemed	327,313
Variation margin for futures contracts	33,600
Management services fees	6,623
Distribution and/or service fees	1,519
Transfer agent fees	15,101
Compensation of chief compliance officer	26
Compensation of board members	384
Other expenses	30,918
Deferred compensation of board members	115,401
Total liabilities	858,408
Net assets applicable to outstanding capital stock	$320,461,204
Represented by
Paid in capital	163,362,843
Total distributable earnings (loss)	157,098,361
Total - representing net assets applicable to outstanding capital stock	$320,461,204
Class A
Net assets	$182,000,868
Shares outstanding	16,473,074
Net asset value per share	$11.05
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.72
Class C
Net assets	$9,637,941
Shares outstanding	1,022,143
Net asset value per share	$9.43
Institutional Class
Net assets	$89,266,839
Shares outstanding	7,815,658
Net asset value per share	$11.42
Institutional 3 Class
Net assets	$39,555,556
Shares outstanding	3,387,580
Net asset value per share	$11.68
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$996,015
Dividends — affiliated issuers	114,997
Foreign taxes withheld	(2,037)
Total income	1,108,975
Expenses:
Management services fees	1,153,207
Distribution and/or service fees
Class A	219,475
Class C	44,991
Transfer agent fees
Class A	68,114
Advisor Class	1,388
Class C	3,491
Institutional Class	31,545
Institutional 3 Class	1,011
Custodian fees	3,611
Printing and postage fees	10,378
Registration fees	45,199
Accounting services fees	16,116
Legal fees	8,150
Interest on collateral	98
Compensation of chief compliance officer	26
Compensation of board members	7,192
Deferred compensation of board members	8,825
Other	7,803
Total expenses	1,630,620
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(145,413)
Total net expenses	1,485,207
Net investment loss	(376,232)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,364,875
Investments — affiliated issuers	338
Futures contracts	258,954
Net realized gain	7,624,167
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	26,854,058
Investments — affiliated issuers	405
Futures contracts	(108,612)
Net change in unrealized appreciation (depreciation)	26,745,851
Net realized and unrealized gain	34,370,018
Net increase in net assets resulting from operations	$33,993,786
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Growth Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment loss	$(376,232)	$(410,257)
Net realized gain	7,624,167	32,533,782
Net change in unrealized appreciation (depreciation)	26,745,851	21,482,770
Net increase in net assets resulting from operations	33,993,786	53,606,295
Distributions to shareholders
Net investment income and net realized gains
Class A	(16,539,891)	(7,842,600)
Advisor Class	—	(260,897)
Class C	(913,007)	(490,203)
Institutional Class	(7,955,520)	(2,715,474)
Institutional 2 Class	—	(187,838)
Institutional 3 Class	(3,484,426)	(1,571,857)
Class R	—	(44,814)
Total distributions to shareholders	(28,892,844)	(13,113,683)
Increase in net assets from capital stock activity	25,517,945	26,821,232
Total increase in net assets	30,618,887	67,313,844
Net assets at beginning of period	289,842,317	222,528,473
Net assets at end of period	$320,461,204	$289,842,317
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	769,793	8,608,415	1,953,708	19,063,755
Distributions reinvested	1,481,268	16,308,756	860,232	7,716,279
Shares redeemed	(1,019,989)	(11,432,875)	(2,450,001)	(23,916,967)
Net increase	1,231,072	13,484,296	363,939	2,863,067
Advisor Class
Shares sold	4,959	55,087	57,773	567,845
Distributions reinvested	—	—	28,451	260,897
Shares redeemed	(509,368)	(6,153,229)	(61,359)	(613,729)
Net increase (decrease)	(504,409)	(6,098,142)	24,865	215,013
Class C
Shares sold	128,892	1,217,866	291,766	2,475,350
Distributions reinvested	97,025	913,007	62,578	488,108
Shares redeemed	(148,961)	(1,436,978)	(397,651)	(3,318,973)
Net increase (decrease)	76,956	693,895	(43,307)	(355,515)
Institutional Class
Shares sold	1,544,880	18,224,835	3,643,351	37,377,375
Distributions reinvested	696,856	7,930,223	292,786	2,702,414
Shares redeemed	(1,080,110)	(12,395,985)	(1,598,284)	(15,899,941)
Net increase	1,161,626	13,759,073	2,337,853	24,179,848
Institutional 2 Class
Shares sold	—	—	47,114	475,982
Distributions reinvested	—	—	19,050	187,837
Shares redeemed	—	—	(400,383)	(4,351,284)
Net decrease	—	—	(334,219)	(3,687,465)
Institutional 3 Class
Shares sold	335,872	3,966,245	959,064	9,703,416
Distributions reinvested	298,880	3,475,975	166,655	1,568,223
Shares redeemed	(316,175)	(3,763,397)	(653,026)	(6,798,905)
Net increase	318,577	3,678,823	472,693	4,472,734
Class R
Shares sold	—	—	8,568	76,168
Distributions reinvested	—	—	5,057	44,653
Shares redeemed	—	—	(99,183)	(987,271)
Net decrease	—	—	(85,558)	(866,450)
Total net increase	2,283,822	25,517,945	2,736,266	26,821,232
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Growth Fund  | 2025

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Columbia Disciplined Growth Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$10.87	(0.02)	1.29	1.27	—	(1.09)	(1.09)
Year Ended 7/31/2024	$9.34	(0.03)	2.09	2.06	—	(0.53)	(0.53)
Year Ended 7/31/2023	$8.93	(0.01)	1.29	1.28	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.30	(0.02)	(0.61)	(0.63)	—	(2.74)	(2.74)
Year Ended 7/31/2021	$10.34	(0.01)	3.29	3.28	(0.00)(e)	(1.32)	(1.32)
Year Ended 7/31/2020	$9.24	0.01	1.83	1.84	(0.04)	(0.70)	(0.74)
Class C
Six Months Ended 1/31/2025 (Unaudited)	$9.41	(0.05)	1.12	1.07	—	(1.05)	(1.05)
Year Ended 7/31/2024	$8.18	(0.08)	1.81	1.73	—	(0.50)	(0.50)
Year Ended 7/31/2023	$8.01	(0.06)	1.10	1.04	—	(0.87)	(0.87)
Year Ended 7/31/2022	$11.32	(0.09)	(0.52)	(0.61)	—	(2.70)	(2.70)
Year Ended 7/31/2021	$9.67	(0.09)	3.06	2.97	—	(1.32)	(1.32)
Year Ended 7/31/2020	$8.71	(0.05)	1.71	1.66	—	(0.70)	(0.70)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$11.20	(0.00)(e)	1.33	1.33	—	(1.11)	(1.11)
Year Ended 7/31/2024	$9.59	0.00 (e)	2.15	2.15	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.13	0.01	1.32	1.33	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.50	0.01	(0.63)	(0.62)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.48	0.02	3.34	3.36	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.36	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$11.05	11.76%	1.14% (c)	1.05% (c)	(0.33% )	26%	$182,001
Year Ended 7/31/2024	$10.87	23.28%	1.18% (c)	1.06% (c),(d)	(0.27% )	68%	$165,692
Year Ended 7/31/2023	$9.34	17.08%	1.21% (c)	1.07% (c),(d)	(0.09% )	71%	$138,894
Year Ended 7/31/2022	$8.93	(8.64% )	1.17% (c)	1.07% (c),(d)	(0.16% )	71%	$129,906
Year Ended 7/31/2021	$12.30	34.51%	1.17% (c)	1.10% (c),(d)	(0.09% )	87%	$168,331
Year Ended 7/31/2020	$10.34	21.22%	1.17%	1.16%	0.16%	78%	$135,119
Class C
Six Months Ended 1/31/2025 (Unaudited)	$9.43	11.38%	1.89% (c)	1.80% (c)	(1.08% )	26%	$9,638
Year Ended 7/31/2024	$9.41	22.47%	1.93% (c)	1.81% (c),(d)	(0.99% )	68%	$8,895
Year Ended 7/31/2023	$8.18	15.98%	1.96% (c)	1.82% (c),(d)	(0.84% )	71%	$8,089
Year Ended 7/31/2022	$8.01	(9.25% )	1.92% (c)	1.82% (c),(d)	(0.91% )	71%	$10,877
Year Ended 7/31/2021	$11.32	33.62%	1.92% (c)	1.85% (c),(d)	(0.84% )	87%	$16,557
Year Ended 7/31/2020	$9.67	20.29%	1.92%	1.91%	(0.59% )	78%	$15,962
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$11.42	11.91%	0.90% (c)	0.80% (c)	(0.08% )	26%	$89,267
Year Ended 7/31/2024	$11.20	23.64%	0.93% (c)	0.81% (c),(d)	0.01%	68%	$74,553
Year Ended 7/31/2023	$9.59	17.26%	0.96% (c)	0.82% (c),(d)	0.16%	71%	$41,402
Year Ended 7/31/2022	$9.13	(8.38% )	0.92% (c)	0.82% (c),(d)	0.09%	71%	$45,968
Year Ended 7/31/2021	$12.50	34.93%	0.92% (c)	0.85% (c),(d)	0.16%	87%	$59,164
Year Ended 7/31/2020	$10.48	21.46%	0.92%	0.91%	0.42%	78%	$66,065
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$11.43	(0.00)(e)	1.36	1.36	—	(1.11)	(1.11)
Year Ended 7/31/2024	$9.77	0.01	2.19	2.20	—	(0.54)	(0.54)
Year Ended 7/31/2023	$9.28	0.02	1.34	1.36	—	(0.87)	(0.87)
Year Ended 7/31/2022	$12.66	0.02	(0.65)	(0.63)	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.60	0.02	3.39	3.41	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.46	0.05	1.86	1.91	(0.07)	(0.70)	(0.77)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Growth Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$11.68	11.98%	0.82% (c)	0.73% (c)	(0.01% )	26%	$39,556
Year Ended 7/31/2024	$11.43	23.76%	0.85% (c)	0.73% (c)	0.09%	68%	$35,088
Year Ended 7/31/2023	$9.77	17.32%	0.88% (c)	0.74% (c)	0.24%	71%	$25,372
Year Ended 7/31/2022	$9.28	(8.32% )	0.83% (c)	0.74% (c)	0.13%	71%	$20,361
Year Ended 7/31/2021	$12.66	35.05%	0.82% (c)	0.77% (c)	0.20%	87%	$52,816
Year Ended 7/31/2020	$10.60	21.58%	0.81%	0.79%	0.53%	78%	$206,590
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	56,462 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	258,954

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(108,612)
Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	4,930,286
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2025 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for Institutional 2 Class shares.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.02 (a)
Class C	0.08
Institutional Class	0.08
Institutional 3 Class	0.01

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $47,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	109,782
Class C	—	1.00 (b)	183

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2024 through November 30, 2025 (%)	Prior to December 1, 2024 (%)
Class A	1.06	1.06
Class C	1.81	1.81
Institutional Class	0.81	0.81
Institutional 3 Class	0.74	0.73
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
167,656,000	156,661,000	(3,731,000)	152,930,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,347,683 and $83,659,826, respectively, for the six months ended January 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.

Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At January 31, 2025, affiliated shareholders of record owned 50.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Disciplined Growth Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Disciplined Growth Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR178_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025